EQUITY - Schedule of movement of retained earnings (Details) - USD ($)		12 Months Ended
	Apr. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Retained Earnings [Roll Forward]
Opening balance		$ 464,411,000
Net income/(loss) for the period		977,445,000	$ 581,550,000	$ 1,337,137,000
Dividends	$ (174,549)	(293,092,000)	(174,549,000)
Others increase (decreases)		268,000	51,074,000	22,066,000
Closing balance		1,148,291,000	464,411,000
Retained Earnings
Movement of Retained Earnings [Roll Forward]
Opening balance		464,411,000	(7,501,896,000)	(8,841,106,000)
Net income/(loss) for the period		976,972,000	581,831,000	1,339,210,000
Dividends		(293,092,000)	(174,549,000)	0
Others increase (decreases)		0	7,559,025,000	0
Closing balance		$ 1,148,291,000	464,411,000	$ (7,501,896,000)
Absorption accumulated losses			7,501,896,000
Reversal of dividends			$ 57,129,000